Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) cadPerBbl
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	1.00%
Oil price | cadPerBbl	2.50
Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Change in discount rate, impact of 1% decrease	$ 24,000
Change in oil price, impact of increase in oil price of $2.50/bbl	$ 88,000